Investments in subsidiary undertakings, joint ventures and associates - Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income statement:
Revenue	$ 9,740	$ 8,985		$ 23,014
(Loss) profit for the year after tax	1,712	(997)	[1]	(2,813)
The above (loss) profit for the year includes the following
Depreciation and amortisation	(524)	(494)		(830)
Interest income	2,947	2,597		2,570
Income tax credit	(560)	(478)	[1]	(804)
CPL
Income statement:
Revenue	1,676	1,023		7,347
(Loss) profit for the year after tax	(733)	(550)		453
The above (loss) profit for the year includes the following
Depreciation and amortisation	(39)	(43)		(86)
Interest income	543	569		465
Interest expense	(2)	(3)		(2)
Income tax credit	$ 422	$ 140		$ (84)

[1]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.